Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

December 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Ultra Short Obligations Fund (the “Fund”))

(Securities Act File No. 2-96408 and Investment Company Act File No. 811-04254)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated December 10, 2015 to the Prospectus for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8381.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC